Financial instruments - risk management (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 383	£ 4,160	£ 85
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		£ 2,592
Valuation technique (s) and key input(s)	Black-Scholes Model	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 75.0% determined using historical volatility of comparable companies.	Volatility rate of 90.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.51 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 0.98 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.24% determined using the expected life assumptions.	Risk-free rate of 4.79% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model one [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 231	£ 1,444
Valuation technique (s) and key input(s)	Black-Scholes Model	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 100.0% determined using historical volatility of comparable companies.	Volatility rate of 95.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.56 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 4.98 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.36% determined using the expected life assumptions.	Risk-free rate of 3.84% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model two [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability		£ 124
Valuation technique (s) and key input(s)	Black-Scholes Model	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 75.0% determined using historical volatility of comparable companies.	Volatility rate of 95.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.39 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 4.40 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.29% determined using the expected life assumptions.	Risk-free rate of 3.93% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model three [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 102
Valuation technique (s) and key input(s)	Black-Scholes Model	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 105.0% determined using historical volatility of comparable companies.	Volatility rate of 100.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.39 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 1.88 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.35% determined using the expected life assumptions.	Risk-free rate of 4.23% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model four [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 47
Valuation technique (s) and key input(s)	Black-Scholes Model	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 105.0% determined using historical volatility of comparable companies.	Volatility rate of 100.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 3.98 years determined using the remaining life of the warrant.	Expected life between a range of 0.1 and 1.50 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.32% determined using the expected life assumptions.	Risk-free rate of 4.51% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model five [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 2
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 110.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 3.47 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.30% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model six [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 100.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.89 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.18% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model seven [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 80.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.48 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.24% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Monte Carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability			£ 48
Valuation technique (s) and key input(s)			Monte Carlo simulation model
Significant unobservable input(s)			Volatility rate of 70.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value			The higher the volatility the higher the fair value.
Significant unobservable input(s)			Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value			The shorter the expected life the lower the fair value.
Significant unobservable input(s)			Risk-free rate of 4.22% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value			The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Monte Carlo simulation model one [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability			£ 37
Valuation technique (s) and key input(s)			Monte Carlo simulation model
Significant unobservable input(s)			Volatility rate of 70.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value			The higher the volatility the higher the fair value.
Significant unobservable input(s)			Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the warrant.
Relationship of unobservable inputs to fair value			The shorter the expected life the lower the fair value.
Significant unobservable input(s)			Risk-free rate of 4.32% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value			The higher the risk-free rate the higher the fair value.